UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21919

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments

Limited Duration Inflation Focused Bond Fund	August 31, 2018

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

Unaudited

Portfolio of Investments‡ (Amounts in 000s)	Par/Shares	$ Value
CORPORATE BONDS 15.3%		
Advertising 0.1%		
Omnicom Group, 4.45%, 8/15/20	4,320	4,431
		4,431
Airlines 0.3%		
Delta Air Lines, 2.60%, 12/4/20	10,030	9,827
Delta Air Lines, 2.875%, 3/13/20	14,515	14,411
Delta Air Lines, 3.80%, 4/19/23	5,065	5,012
		29,250
Automotive 1.0%		
Daimler Finance North America, 2.20%, 5/5/20 (1)	2,710	2,664
Daimler Finance North America, 2.30%, 2/12/21 (1)	19,720	19,212
Ford Motor Credit, 2.021%, 5/3/19	6,980	6,936
Ford Motor Credit, 3.47%, 4/5/21	5,545	5,440
General Motors, FRN, 3M USD LIBOR + 0.80%, 3.143%, 8/7/20	10,485	10,537
Hyundai Capital America, 2.00%, 7/1/19 (1)	9,930	9,832
Hyundai Capital America, 2.40%, 10/30/18 (1)	24,325	24,316
Hyundai Capital America, 2.55%, 2/6/19 (1)	5,650	5,640
Hyundai Capital America, 2.60%, 3/19/20 (1)	2,350	2,319
		86,896
Banking 3.9%		
Banco Santander, 2.50%, 12/15/20 (1)	24,445	23,956
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.987%, 10/1/21	12,050	12,101
BPCE, 2.50%, 7/15/19	8,470	8,446
Capital One, 2.35%, 1/31/20	10,925	10,815
Capital One Bank USA, 2.25%, 2/13/19	6,625	6,615

Capital One Bank USA, 8.80%, 7/15/19	7,490	7,833
Capital One Financial, 2.40%, 10/30/20	8,255	8,098
Capital One Financial, 2.50%, 5/12/20	4,428	4,379
Citibank, 2.125%, 10/20/20	17,075	16,710
Citigroup, 2.55%, 4/8/19	14,064	14,031
Citizens Bank, 2.20%, 5/26/20	10,755	10,554
Citizens Bank, 2.25%, 10/30/20	21,190	20,687
Credit Suisse, 5.40%, 1/14/20	2,675	2,751
Credit Suisse Group Funding Guernsey, 2.75%, 3/26/20	2,700	2,674
Discover Bank, 2.60%, 11/13/18	4,900	4,900
Discover Bank, 3.10%, 6/4/20	15,705	15,667
Discover Bank, 7.00%, 4/15/20	5,715	6,007
First Niagara Financial Group, 7.25%, 12/15/21	4,540	5,021
Goldman Sachs Group, 2.30%, 12/13/19	32,220	31,970
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.78%, 3.122%, 10/31/22	19,790	19,778
Intesa Sanpaolo, 3.375%, 1/12/23 (1)	9,955	9,179
Intesa Sanpaolo, 3.875%, 1/15/19	13,838	13,843
Morgan Stanley, FRN, 3M USD LIBOR + 0.93%, 3.277%, 7/22/22	20,040	20,124
Regions Bank, FRN, 3M USD LIBOR + 0.38%, 2.717%, 4/1/21	13,400	13,384
Santander UK, 2.125%, 11/3/20	7,425	7,247
Sberbank of Russia, 3.08%, 3/7/19 (EUR)	3,950	4,604
Sumitomo Mitsui Trust Bank, 1.95%, 9/19/19 (1)	8,205	8,107
UBS, 2.45%, 12/1/20 (1)	16,895	16,561
		326,042
Beverages 0.3%		
Keurig Dr Pepper, 3.551%, 5/25/21 (1)	21,805	21,850
		21,850

Building & Real Estate 0.1%		
DR Horton, 2.55%, 12/1/20	7,035	6,914
		6,914
Building Products 0.4%		
Boral Finance, 3.00%, 11/1/22 (1)	1,905	1,837
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.50%, 2.825%, 12/20/19	8,630	8,651
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.65%, 2.96%, 5/22/20	4,390	4,399
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 2.971%, 3/1/21	21,985	22,032
		36,919
Cable Operators 0.4%		
Charter Communications Operating, 3.579%, 7/23/20	12,270	12,311
Discovery Communications, 2.20%, 9/20/19	7,700	7,628
Time Warner Cable, 8.25%, 4/1/19	13,400	13,793
Time Warner Cable, 8.75%, 2/14/19	1,840	1,886
		35,618
Chemicals 0.3%		
CNAC HK Finbridge, 4.125%, 3/14/21	10,160	10,156
INVISTA Finance, 4.25%, 10/15/19 (1)	11,855	11,890
LyondellBasell Industries, 5.00%, 4/15/19	3,257	3,277
		25,323
Computer Service & Software 0.1%		
Hewlett Packard Enterprise, 2.10%, 10/4/19 (1)	4,885	4,835
Hewlett Packard Enterprise, STEP, 2.85%, 10/5/18	7,070	7,071
		11,906

Consumer Products 0.1%		
Newell Brands, 2.15%, 10/15/18	8,285	8,285
		8,285
Diversified Chemicals 0.2%		
Syngenta Finance, 3.698%, 4/24/20 (1)	12,555	12,565
		12,565
Drugs 0.1%		
Shire Acquisition Investments Ireland, 1.90%, 9/23/19	6,445	6,364
		6,364
Energy 0.7%		
Anadarko Petroleum, 8.70%, 3/15/19	5,621	5,784
Cenovus Energy, 5.70%, 10/15/19	16,935	17,337
Columbia Pipeline Group, 3.30%, 6/1/20	8,110	8,080
Enable Midstream Partners, STEP, 2.40%, 5/15/19	7,480	7,449
Encana, 6.50%, 5/15/19	8,825	9,035
Origin Energy Finance, 3.50%, 10/9/18 (1)	6,365	6,366
Reliance Holdings USA, 4.50%, 10/19/20	1,885	1,911
		55,962
Entertainment & Leisure 0.0%		
Royal Caribbean Cruises, 2.65%, 11/28/20	3,545	3,479
		3,479
Financial 0.7%		
AerCap Ireland Capital, 3.75%, 5/15/19	13,959	14,032
Air Lease, 2.50%, 3/1/21	9,465	9,228
American International Group, 2.30%, 7/16/19	10,025	9,982
General Motors Financial, 3.10%, 1/15/19	7,225	7,233

International Lease Finance, 6.25%, 5/15/19	14,035	14,332
		54,807
Food Processing 0.3%		
General Mills, FRN, 3M USD LIBOR + 0.54%, 2.879%, 4/16/21	26,060	26,220
		26,220
Food/Tobacco 0.7%		
BAT Capital, 2.297%, 8/14/20 (1)	25,375	24,913
Bright Food Singapore Holdings, 1.125%, 7/18/20 (EUR)	5,131	6,001
Imperial Brands Finance, 2.95%, 7/21/20 (1)	3,335	3,310
Kraft Heinz Foods, FRN, 3M USD LIBOR + 0.57%, 2.911%, 2/10/21	20,835	20,860
Tyson Foods, 2.25%, 8/23/21	8,115	7,843
		62,927
Forest Products 0.1%		
Packaging Corp. of America, 2.45%, 12/15/20	7,905	7,772
		7,772
Gas & Gas Transmission 0.2%		
Kinder Morgan Energy Partners, 9.00%, 2/1/19	1,860	1,906
ONEOK Partners, 8.625%, 3/1/19	13,198	13,557
		15,463
Health Care 0.8%		
Anthem, 2.50%, 11/21/20	7,790	7,673
Becton Dickinson & Company, 2.404%, 6/5/20	23,860	23,470
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%, 3.209%, 12/29/20	10,350	10,374
Express Scripts Holding, FRN, 3M USD LIBOR + 0.75%, 3.065%, 11/30/20	21,130	21,208
HCA, 3.75%, 3/15/19	3,805	3,819

Universal Health Services, 3.75%, 8/1/19 (1)	4,290	4,290
		70,834
Industrial Other 0.1%		
CSCEC Finance Cayman I, 2.95%, 11/19/20	12,300	12,113
		12,113
Information Technology 1.2%		
Baidu, 2.75%, 6/9/19	25,070	24,990
Broadcom, 2.20%, 1/15/21	16,025	15,539
Dell International, 3.48%, 6/1/19 (1)	16,575	16,635
Equifax, 2.30%, 6/1/21	3,990	3,841
Equifax, 3.60%, 8/15/21	7,405	7,394
Equifax, FRN, 3M USD LIBOR + 0.87%, 3.184%, 8/15/21	8,030	8,077
Keysight Technologies, 3.30%, 10/30/19	4,820	4,808
Microchip Technology, 3.922%, 6/1/21 (1)	11,075	11,064
Tencent Holdings, 3.375%, 5/2/19 (1)	1,479	1,483
Xerox, 2.75%, 3/15/19	11,050	11,031
		104,862
Manufacturing 0.2%		
CNH Industrial Capital, 4.375%, 11/6/20	4,045	4,090
Roper Technologies, 2.05%, 10/1/18	8,885	8,882
		12,972
Other Telecommunications 0.1%		
Axiata, 3.466%, 11/19/20	8,200	8,184
		8,184
Petroleum 0.3%		
CNOOC Finance 2011, 4.25%, 1/26/21	12,000	12,202

Phillips 66, FRN, 3M USD LIBOR + 0.60%, 2.911%, 2/26/21	9,485	9,478
		21,680
Publishing 0.1%		
RELX Capital, 3.50%, 3/16/23	7,710	7,652
		7,652
Railroads 0.3%		
Kansas City Southern, 2.35%, 5/15/20	21,195	20,833
		20,833
Real Estate Investment Trusts Securities 0.2%		
VEREIT Operating Partnership, 3.00%, 2/6/19	4,320	4,321
WEA Finance, 2.70%, 9/17/19 (1)	13,099	13,009
		17,330
Retail 1.0%		
CVS Health, 3.125%, 3/9/20	10,915	10,914
CVS Health, 3.35%, 3/9/21	17,855	17,859
CVS Health, FRN, 3M USD LIBOR + 0.63%, 2.957%, 3/9/20	8,285	8,336
CVS Health, FRN, 3M USD LIBOR + 0.72%, 3.047%, 3/9/21	9,195	9,260
Dollar Tree, FRN, 3M USD LIBOR + 0.70%, 3.036%, 4/17/20	16,730	16,767
QVC, 3.125%, 4/1/19	17,905	17,909
		81,045
Supermarkets 0.1%		
CK Hutchison International 16, 1.875%, 10/3/21	12,400	11,827
		11,827
Transportation 0.1%		
GATX, 2.50%, 3/15/19	2,465	2,461

Penske Truck Leasing, 3.20%, 7/15/20 (1)	4,225	4,205
		6,666
Transportation Services 0.0%		
ERAC USA Finance, 2.35%, 10/15/19 (1)	1,635	1,619
		1,619
Utilities 0.5%		
Dominion Energy, STEP, 2.962%, 7/1/19	4,056	4,061
Mississippi Power, FRN, 3M USD LIBOR + 0.65%, 2.987%, 3/27/20	6,390	6,390
Sempra Energy, FRN, 3M USD LIBOR + 0.50%, 2.839%, 1/15/21	14,115	14,115
State Grid Overseas Investment 2014, 2.75%, 5/7/19 (1)	20,045	19,994
		44,560
Wireless Communications 0.3%		
SBA Tower Trust, 3.156%, 10/8/20 (1)	15,255	15,074
SBA Tower Trust, 3.448%, 3/15/23 (1)	11,875	11,790
		26,864
Total Corporate Bonds (Cost $1,297,917)		**1,288,034**
ASSET-BACKED SECURITIES 4.2%		
Auto Backed 1.5%		
AmeriCredit Automobile Receivables Trust Series 2014-2, Class D 2.57%, 7/8/20	10,250	10,249
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81%, 10/8/20	580	579
AmeriCredit Automobile Receivables Trust Series 2016-3, Class C 2.24%, 4/8/22	16,370	16,110

ARI Fleet Lease Trust Series 2016-A, Class A2 1.82%, 7/15/24 (1)	1,613	1,612
Avis Budget Rental Car Funding Series 2013-1A, Class A 1.92%, 9/20/19 (1)	1,363	1,363
Avis Budget Rental Car Funding Series 2015-1A, Class A 2.50%, 7/20/21 (1)	4,740	4,681
Enterprise Fleet Financing Series 2018-1, Class A2 2.87%, 10/20/23 (1)	9,545	9,524
GM Financial Automobile Leasing Trust Series 2016-3, Class B 1.97%, 5/20/20	6,945	6,900
GM Financial Automobile Leasing Trust Series 2017-3, Class C 2.73%, 9/20/21	2,980	2,949
GM Financial Automobile Leasing Trust Series 2018-1, Class C 3.11%, 12/20/21	5,430	5,392
GM Financial Automobile Leasing Trust Series 2018-1, Class D 3.37%, 10/20/22	13,640	13,552
GMF Floorplan Owner Revolving Trust Series 2016-1, Class B 2.41%, 5/17/21 (1)	1,645	1,639
GMF Floorplan Owner Revolving Trust Series 2016-1, Class C 2.85%, 5/17/21 (1)	635	632
GMF Floorplan Owner Revolving Trust Series 2017-2, Class B 2.44%, 7/15/22 (1)	5,390	5,310
GMF Floorplan Owner Revolving Trust Series 2017-2, Class C 2.63%, 7/15/22 (1)	3,290	3,241
Hyundai Auto Receivables Trust Series 2016-B, Class D 2.68%, 9/15/23	6,130	6,017
Santander Drive Auto Receivables Trust Series 2015-2, Class E 4.02%, 9/15/22 (1)	9,745	9,776

Santander Drive Auto Receivables Trust Series 2015-3, Class E 4.50%, 6/17/23 (1)	8,465	8,532
Santander Drive Auto Receivables Trust Series 2016-1, Class D 4.02%, 4/15/22	12,170	12,318
Santander Drive Auto Receivables Trust Series 2018-4, Class B 3.27%, 1/17/23	3,650	3,647
		124,023

Credit Card 0.1%

Synchrony Credit Card Master Note Trust Series 2018-1, Class C 3.36%, 3/15/24	9,340	9,298
		9,298

Equipment Lease Heavy Duty 0.1%

CNH Equipment Trust Series 2016-C, Class B 1.93%, 3/15/24	6,130	5,972
Volvo Financial Equipment Master Owner Trust Series 2017-A, Class A, FRN 1M USD LIBOR + 0.50%, 2.563%, 11/15/22 (1)	2,910	2,913
		8,885

Other Asset-Backed Securities 2.3%

Allegro III Series 2015-1A, Class AR, CLO, FRN 3M USD LIBOR + 0.84%, 3.175%, 7/25/27 (1)	21,150	21,019
Barings Series 2013-IA, Class AR, CLO, FRN 3M USD LIBOR + 0.80%, 3.148%, 1/20/28 (1)	21,220	21,116
Elara HGV Timeshare Issuer Series 2014-A, Class A 2.53%, 2/25/27 (1)	1,406	1,377
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69%, 3/25/30 (1)	4,727	4,631

Halcyon Loan Advisors Funding Series 2014-3A, Class B1R, CLO, FRN 3M USD LIBOR + 1.70%, 4.047%, 10/22/25 (1)	9,730	9,729
Hardee's Funding Series 2018-1A, Class A2I 4.25%, 6/20/48 (1)	8,480	8,523
Hilton Grand Vacations Trust Series 2014-AA, Class A 1.77%, 11/25/26 (1)	2,056	2,022
KKR Series 12, Class A1R, CLO, FRN 3M USD LIBOR + 1.05%, 3.389%, 7/15/27 (1)	20,295	20,294
KKR Series 13, Class A1R, CLO, FRN 3M USD LIBOR + 0.80%, 3.139%, 1/16/28 (1)	11,775	11,716
KKR Series 13, Class B1R, CLO, FRN 3M USD LIBOR + 1.15%, 3.489%, 1/16/28 (1)	3,420	3,347
Madison Park Funding XIV Series 2014-14A, Class A2R, CLO, FRN 3M USD LIBOR + 1.12%, 3.468%, 7/20/26 (1)	13,915	13,916
Magnetite XVI Series 2015-16A, Class AR, CLO, FRN 3M USD LIBOR + 0.80%, 3.133%, 1/18/28 (1)	28,255	28,127
MVW Owner Trust Series 2013-1A, Class A 2.15%, 4/22/30 (1)	454	445
MVW Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (1)	689	674
MVW Owner Trust Series 2017-1A, Class A 2.42%, 12/20/34 (1)	2,805	2,727
Neuberger Berman XVI Series 2017-16SA, Class A, CLO, FRN 3M USD LIBOR + 0.85%, 3.189%, 1/15/28 (1)	16,825	16,759
Octagon Investment Partners XXIII Series 2015-1A, Class A2R, CLO, FRN 3M USD LIBOR + 1.00%, 3.337%, 7/15/27 (1)	8,490	8,487
Octagon Investment Partners XXIII Series 2015-1A, Class BR, CLO, FRN 3M USD LIBOR + 1.20%, 3.537%, 7/15/27 (1)	6,810	6,789

OZLM VIII Series 2014-8A, Class A2AR, CLO, FRN 3M USD LIBOR + 1.60%, 3.936%, 10/17/26 (1)	11,320	11,317
Sierra Timeshare Receivables Funding Series 2015-1A, Class A 2.40%, 3/22/32 (1)	2,711	2,691
Sierra Timeshare Receivables Funding Series 2015-3A, Class A 2.58%, 9/20/32 (1)	763	759
Sierra Timeshare Receivables Funding Series 2016-2A, Class A 2.33%, 7/20/33 (1)	2,020	1,983
		198,448
Student Loan 0.2%		
SLM Student Loan Trust Series 2008-4, Class A4, FRN 3M USD LIBOR + 1.65%, 3.985%, 7/25/22	6,608	6,747
SLM Student Loan Trust Series 2008-5, Class A4, FRN 3M USD LIBOR + 1.70%, 4.035%, 7/25/23	5,730	5,887
SLM Student Loan Trust Series 2008-9, Class A, FRN 3M USD LIBOR + 1.50%, 3.835%, 4/25/23	4,107	4,183
SMB Private Education Loan Trust Series 2015-C, Class A2A 2.75%, 7/15/27 (1)	2,801	2,778
		19,595
Total Asset-Backed Securities (Cost $362,133)		**360,249**

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.7%

Commercial Mortgage-Backed Securities 0.9%		
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class A, ARM 1M USD LIBOR + 0.93%, 2.993%, 12/15/36 (1)	8,480	8,483

Atrium Hotel Portfolio Trust Series 2017-ATRM, Class B, ARM 1M USD LIBOR + 1.50%, 3.563%, 12/15/36 (1)	12,725	12,729
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class C, ARM 1M USD LIBOR + 1.65%, 3.713%, 12/15/36 (1)	3,860	3,861
BX Trust Series 2017-IMC, Class B, ARM 1M USD LIBOR + 1.40%, 3.463%, 10/15/32 (1)	20,140	20,165
BX Trust Series 2017-IMC, Class D, ARM 1M USD LIBOR + 2.25%, 4.313%, 10/15/32 (1)	6,265	6,289
CLNS Trust Series 2017-IKPR, Class A, ARM 1M USD LIBOR + 0.80%, 2.867%, 6/11/32 (1)	11,025	11,028
Commercial Mortgage Trust Series 2014-TWC, Class A, ARM 1M USD LIBOR + 0.85%, 2.921%, 2/13/32 (1)	4,295	4,298
InTown Hotel Portfolio Trust Series 2018-STAY, Class A, ARM 1M USD LIBOR + 0.70%, 2.763%, 1/15/33 (1)	3,310	3,308
InTown Hotel Portfolio Trust Series 2018-STAY, Class B, ARM 1M USD LIBOR + 1.05%, 3.113%, 1/15/33 (1)	1,855	1,854
		72,015

Whole Loans Backed 5.8%

Bayview Mortgage Fund Trust Series 2017-RT3, Class A, CMO, ARM 3.50%, 1/28/58 (1)	21,631	21,523
Bayview Opportunity Master Fund Series 2017-SPL4, Class A, CMO, ARM 3.50%, 1/28/55 (1)	6,456	6,428
COLT Mortgage Loan Trust Series 2017-1, Class A1, CMO, ARM 2.614%, 5/27/47 (1)	4,508	4,489
COLT Mortgage Loan Trust Series 2017-2, Class A1A, CMO, ARM 2.415%, 10/25/47 (1)	11,041	10,964

COLT Mortgage Loan Trust Series 2017-2, Class A2A, CMO, ARM 2.568%, 10/25/47 (1)	4,716	4,686
COLT Mortgage Loan Trust Series 2017-2, Class A3A, CMO, ARM 2.773%, 10/25/47 (1)	2,092	2,079
COLT Mortgage Loan Trust Series 2018-1, Class A1, CMO, ARM 2.93%, 2/25/48 (1)	4,421	4,401
COLT Mortgage Loan Trust Series 2018-1, Class A3, CMO, ARM 3.084%, 2/25/48 (1)	1,561	1,555
Connecticut Avenue Securities Series 2018-C03, Class 1M1, CMO, ARM 1M USD LIBOR + 0.68%, 2.745%, 10/25/30	6,101	6,106
Connecticut Avenue Securities Series 2016-C01, Class 2M1, CMO, ARM 1M USD LIBOR + 2.10%, 4.165%, 8/25/28	64	64
Connecticut Avenue Securities Series 2016-C04, Class 1M1, CMO, ARM 1M USD LIBOR + 1.45%, 3.515%, 1/25/29	2,834	2,854
Connecticut Avenue Securities Series 2016-C05, Class 2M1, CMO, ARM 1M USD LIBOR + 1.35%, 3.415%, 1/25/29	2,490	2,498
Connecticut Avenue Securities Series 2016-C07, Class 2M1, CMO, ARM 1M USD LIBOR + 1.30%, 3.365%, 5/25/29	1,467	1,472
Connecticut Avenue Securities Series 2017-C02, Class 2M1, CMO, ARM 1M USD LIBOR + 1.15%, 3.215%, 9/25/29	4,853	4,883
Connecticut Avenue Securities Series 2017-C03, Class 1M1, CMO, ARM 1M USD LIBOR + 0.95%, 3.015%, 10/25/29	13,874	13,946
Connecticut Avenue Securities Series 2017-C07, Class 2M1, CMO, ARM 1M USD LIBOR + 0.65%, 2.715%, 5/25/30	13,568	13,571
Connecticut Avenue Securities Series 2018-C01, Class 1M1, CMO, ARM 1M USD LIBOR + 0.60%, 2.665%, 7/25/30	23,695	23,698
Deephaven Residential Mortgage Trust Series 2017-3A, Class A1, CMO, ARM 2.577%, 10/25/47 (1)	4,152	4,124

Deephaven Residential Mortgage Trust Series 2017-3A, Class A2, CMO, ARM 2.711%, 10/25/47 (1)	925	918
Deephaven Residential Mortgage Trust Series 2017-3A, Class A3, CMO, ARM 2.813%, 10/25/47 (1)	850	843
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, CMO, ARM 2.976%, 12/25/57 (1)	5,043	5,007
Deephaven Residential Mortgage Trust Series 2018-1A, Class A3, CMO, ARM 3.202%, 12/25/57 (1)	2,824	2,808
Freddie Mac Whole Loan Securities Trust Series 2017-SC01, Class M1, CMO, ARM 3.595%, 12/25/46 (1)	3,793	3,754
Galton Funding Mortgage Trust Series 2018-1, Class A23, CMO, ARM 3.50%, 11/25/57 (1)	9,505	9,358
GS Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1, CMO, ARM 2.46%, 7/25/44 (1)	1,545	1,512
Homeward Opportunities Fund I Trust Series 2018-1, Class A1, CMO, ARM 3.766%, 6/25/48 (1)	22,818	22,816
MetLife Securitization Trust Series 2017-1A, Class A, CMO, ARM 3.00%, 4/25/55 (1)	7,602	7,430
MetLife Securitization Trust Series 2018-1A, Class A, CMO, ARM 3.75%, 3/25/57 (1)	19,500	19,539
Mill City Mortgage Loan Trust Series 2016-1, Class A1, CMO, ARM 2.50%, 4/25/57 (1)	2,302	2,256
Mill City Mortgage Loan Trust Series 2017-2, Class A1, CMO, ARM 2.75%, 7/25/59 (1)	10,542	10,346
Sequoia Mortgage Trust Series 2018-CH1, Class A2, CMO, ARM 3.50%, 2/25/48 (1)	11,484	11,386
Sequoia Mortgage Trust Series 2018-CH2, Class A3, CMO, ARM 4.00%, 6/25/48 (1)	11,845	11,903

Sequoia Mortgage Trust Series 2018-CH3, Class A2, CMO, ARM 4.00%, 8/25/48 (1)	15,271	15,364
STACR Trust Series 2018-DNA2, Class M1, CMO, ARM 1M USD LIBOR + 0.80%, 2.865%, 12/25/30 (1)	27,360	27,430
Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class M2, CMO, ARM 1M USD LIBOR + 2.85%, 4.915%, 4/25/28	17,505	18,135
Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class M1, CMO, ARM 1M USD LIBOR + 1.20%, 3.265%, 10/25/29	15,018	15,177
Structured Agency Credit Risk Debt Notes Series 2017-DNA3, Class M1, CMO, ARM 1M USD LIBOR + 0.75%, 2.815%, 3/25/30	9,677	9,699
Structured Agency Credit Risk Debt Notes Series 2017-HQA1, Class M1, CMO, ARM 1M USD LIBOR + 1.20%, 3.265%, 8/25/29	6,664	6,708
Structured Agency Credit Risk Debt Notes Series 2017-HQA3, Class M1, CMO, ARM 1M USD LIBOR + 0.55%, 2.615%, 4/25/30	4,134	4,134
Structured Agency Credit Risk Debt Notes Series 2017-SPI1, Class M1, CMO, ARM 3.985%, 9/25/47 (1)	1,454	1,458
Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, CMO, ARM 1M USD LIBOR + 0.45%, 2.515%, 7/25/30	19,049	18,991
Structured Agency Credit Risk Debt Notes Series 2018-SPI2, Class M1, CMO, ARM 3.82%, 5/25/48 (1)	5,773	5,775
Towd Point Mortgage Trust Series 2015-4, Class A1B, CMO, ARM 2.75%, 4/25/55 (1)	6,705	6,616
Towd Point Mortgage Trust Series 2015-5, Class A1B, CMO, ARM 2.75%, 5/25/55 (1)	6,357	6,269
Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/25/55 (1)	3,291	3,248
Towd Point Mortgage Trust Series 2016-1, Class A3B, CMO, ARM 3.00%, 2/25/55 (1)	4,290	4,232

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 0.0%

U.S. Government Agency Obligations 0.0%(2)

Federal Home Loan Mortgage, 6.00%, 12/1/19	1	1
Federal Home Loan Mortgage, ARM		
1Y CMT + 2.219%, 3.469%, 10/1/33	—	—
12M USD LIBOR + 1.723%, 3.473%, 1/1/36	6	6
12M USD LIBOR + 1.90%, 3.65%, 11/1/35	5	6
12M USD LIBOR + 1.966%, 3.708%, 11/1/36	30	32
12M USD LIBOR + 1.986%, 3.767%, 2/1/34	3	3
12M USD LIBOR + 1.961%, 3.961%, 2/1/33	1	1
12M USD LIBOR + 1.625%, 4.375%, 7/1/38	18	18
Federal Home Loan Mortgage, CMO, 6.50%, 11/15/20	1	1
Federal National Mortgage Assn., 7.00%, 10/1/23	2	2
Federal National Mortgage Assn., ARM		
COF11 + 1.25%, 2.478%, 7/1/27	1	1
12M USD LIBOR + 1.34%, 3.09%, 12/1/35	5	6
12M USD LIBOR + 1.587%, 3.337%, 12/1/35	20	21
12M USD LIBOR + 1.715%, 3.465%, 10/1/32 - 12/1/32	40	42
1Y CMT + 2.00%, 3.466%, 1/1/35	3	3
12M USD LIBOR + 1.726%, 3.476%, 9/1/32	8	8
12M USD LIBOR + 1.794%, 3.544%, 1/1/34	12	12
12M USD LIBOR + 1.892%, 3.642%, 12/1/35	7	8
12M USD LIBOR + 1.77%, 3.645%, 12/1/35	6	7
12M USD LIBOR + 1.66%, 3.66%, 2/1/33	1	1
12M USD LIBOR + 1.666%, 3.837%, 7/1/34	3	3
12M USD LIBOR + 1.75%, 4.125%, 9/1/36	—	—
12M USD LIBOR + 1.83%, 4.20%, 8/1/38	9	10
1Y CMT + 2.125%, 4.25%, 7/1/33	—	—
12M USD LIBOR + 1.853%, 4.556%, 8/1/38	36	38

Federal National Mortgage Assn., STEP, 5.61%, 1/25/32	1	1
		231
U.S. Government Obligations 0.0%		
Government National Mortgage Assn.		
8.50%, 4/15/22 – 6/20/27	102	105
9.00%, 10/15/19 – 12/15/22	12	12
9.50%, 8/15/21 – 12/15/21	15	15
		132
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $353)		**363**
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 73.2%		
U.S. Treasury Obligations 73.2%		
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 4/15/23	960,970	955,115
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/21	784,985	770,266
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/22	487,563	477,203
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/22 (3)	1,773,968	1,730,727
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	1,178,509	1,154,939
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	69,913	68,066
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	161,234	156,145
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24	862,233	856,979
		6,169,440
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $6,260,708)		**6,169,440**
SHORT-TERM INVESTMENTS 0.2%		
Money Market Funds 0.2%		
T. Rowe Price Government Reserve Fund, 1.99% (4)(5)	17,432	17,432
Total Short-Term Investments (Cost $17,432)		**17,432**

(AMOUNTS IN 000S)

SWAPS 0.2%

Description	Notional Amount	Value	Upfront Payments/ (Receipts)	Unrealized Gain/(Loss)
BILATERAL SWAPS 0.2%				
Zero-Coupon Inflation Swaps 0.2%				
Bank of America Merrill Lynch, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 1.88%, Receive variable change in CPI, 8/10/19	20,276	$ 243	$ —	$ 243
Bank of America Merrill Lynch, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 1.89%, Receive variable change in CPI, 8/11/19	61,017	727	—	727
Bank of America Merrill Lynch, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 1.89%, Receive variable change in CPI, 8/14/19	83,341	1,000	—	1,000
Bank of America Merrill Lynch, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 1.90%, Receive variable change in CPI, 8/14/19	81,357	959	—	959
Bank of America Merrill Lynch, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 2.05%, Receive variable change in CPI, 10/27/19	64,000	632	—	632
Bank of America Merrill Lynch, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 2.09%, Receive variable change in CPI, 10/13/19	84,300	828	—	828
Bank of America Merrill Lynch, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 2.11%, Receive variable change in CPI, 11/2/19	85,950	722	—	722
Bank of America Merrill Lynch, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 2.11%, Receive variable change in CPI, 9/29/19	84,600	840	—	840
Bank of America Merrill Lynch, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 2.24%, Receive variable change in CPI, 5/23/20	108,500	116	—	116
Bank of America Merrill Lynch, 3 Year Zero-Coupon Inflation Swap, Pay Fixed 1.98%, Receive variable change in CPI, 12/21/20	112,800	1,227	—	1,227
Bank of America Merrill Lynch, 3 Year Zero-Coupon Inflation Swap, Pay Fixed 2.07%, Receive variable change in CPI, 1/5/21	133,000	1,124	—	1,124

Bank of America Merrill Lynch, 3 Year Zero-Coupon Inflation Swap, Pay Fixed 2.21%, Receive variable change in CPI, 8/3/21	149,125	191	—	191
Barclays Capital, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 1.85%, Receive variable change in CPI, 8/4/19	157,546	1,951	—	1,951
Barclays Capital, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 1.89%, Receive variable change in CPI, 9/11/19	83,000	1,088	—	1,088
Barclays Capital, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 1.94%, Receive variable change in CPI, 9/15/19	39,250	482	—	482
Barclays Capital, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 2.07%, Receive variable change in CPI, 10/10/19	82,100	860	—	860
Barclays Capital, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 2.24%, Receive variable change in CPI, 5/25/20	108,500	111	—	111
Barclays Capital, 3 Year Zero-Coupon Inflation Swap, Pay Fixed 1.98%, Receive variable change in CPI, 12/21/20	195,050	2,107	—	2,107
Barclays Capital, 3 Year Zero-Coupon Inflation Swap, Pay Fixed 2.05%, Receive variable change in CPI, 11/15/20	84,950	867	—	867
JPMorgan Chase, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 2.05%, Receive variable change in CPI, 10/18/19	106,000	1,110	—	1,110
JPMorgan Chase, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 2.17%, Receive variable change in CPI, 1/11/19	148,700	341	—	341
JPMorgan Chase, 3 Year Zero-Coupon Inflation Swap, Pay Fixed 2.07%, Receive variable change in CPI, 1/5/21	121,000	1,026	—	1,026
Societe Generale, 2 Year Zero-Coupon Inflation Swap, Pay Fixed 2.01%, Receive variable change in CPI, 9/18/19	82,250	919	—	919
UBS Investment Bank, 5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.29%, Receive variable change in CPI, 6/5/23	201,300	353	—	353
Total Bilateral Zero-Coupon Inflation Swaps			—	19,824
Total Bilateral Swaps		$	—	$ 19,824

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a level of income that is consistent with the current rate of inflation.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended August 31, 2018.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of August 31, 2018, no collateral had been posted by the fund to counterparties for bilateral derivatives. As of August 31, 2018, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $10,290,000 cash and securities valued at $8,600,000. As of August 31, 2018, securities valued at $9,862,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

Options
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and interest rates; and, for options written, potential losses in excess of the fund’s initial investment.

Swaps
The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations
The fund may invest in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At August 31, 2018, there were no securities on loan.

Mortgage-Backed Securities
The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

NOTE 5 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) During the last fiscal quarter, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the books and records for T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2060 Fund, T. Rowe Price Target 2005 Fund, T. Rowe Price Target 2010 Fund, T. Rowe Price Target 2015 Fund, T. Rowe Price Target 2020 Fund, T. Rowe Price Target 2025 Fund, T. Rowe Price Target 2030 Fund, T. Rowe Price Target 2035 Fund, T. Rowe Price Target 2040 Fund, T. Rowe Price Target 2045 Fund, T. Rowe Price Target 2050 Fund, T. Rowe Price Target 2055 Fund, T. Rowe Price Target 2060 Fund, from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date October 25, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date October 25, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date October 25, 2018